Other (Expenses)/Income - Additional Information (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Other Income and Expenses [line items]
Gain on revaluation of warrants	$ 2,039,723
Forward Purchase Agreement
Other Income and Expenses [line items]
Fair value losses	$ 48,552,478